Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Total	$ 9,276	$ 9,235	$ 9,706
Accumulated depreciation	(7,444)	(6,496)	(4,184)
Property and equipment, net	1,832	2,739	5,522
Lab equipment
Property Plant And Equipment [Line Items]
Total	5,747	5,706	6,177
Furniture and office equipment
Property Plant And Equipment [Line Items]
Total	3,238	3,238	3,238
Software
Property Plant And Equipment [Line Items]
Total	$ 291	$ 291	$ 291